Organization and Principal Activities	12 Months Ended
May 31, 2014
Accounting Policies [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

New Oriental Education & Technology Group Inc. (the “Company”) was incorporated in the Cayman Islands. The Company, its wholly owned subsidiaries and its variable interest entity, Beijing New Oriental Education & Technology (Group) Co., Ltd. (“New Oriental China”) and its schools and subsidiaries (collectively, the “VIE”), are collectively referred to as the “Group”.

The Group provides educational services in the People’s Republic of China (the “PRC”) primarily under the “New Oriental” brand. The Group offers a wide range of educational programs, services and products, consisting primarily of English and other foreign language training, test preparation courses for admissions and assessment tests in the United States, the PRC and Commonwealth countries, primary and secondary school education, development and distribution of educational content, software and other technology, and online education.

As of May 31, 2014, details of the Company’s subsidiaries, variable interest entity and its schools and subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity
Subsidiaries of the Company:
Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational information system and other consulting services
Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and investing activities
Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services
Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services
Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development
Subsidiaries of the Company:
Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development
Beijing Joy Tend Technology Company Limited (“Beijing Joy Tend”)	January 31, 2013	PRC	100%	Educational consulting and software development
Beijing Right Time Technology Company Limited (“Beijing Right Time”)	January 31, 2013	PRC	100%	Educational consulting and software development
Beijing Sincerity Technology Company Limited (“Beijing Sincerity”)	January 31, 2013	PRC	100%	Educational consulting and software development
Beijing Magnificence Technology Company Limited (“Beijing Magnificence”)	November 1, 2013	PRC	100%	Educational consulting and software development
Beijing Top Technology Company Limited (“Beijing Top”)	November 13, 2013	PRC	100%	Educational consulting and software development
Beijing Walkite International Travel Co., Ltd.	May 22, 2012	PRC	100%	Consulting
Beijing New Oriental Kuxuehuisi Network Technology Co., Ltd.	February 1, 2013	PRC	100%	On-line education
Beijing New Oriental Stars Education & Consulting Co., Ltd (“Stars”)	July 11, 2007	PRC	100%	Kindergarten
Beijing Chao Yang District Kindergarten of Stars (“ChaoYang Kindergarten”)	November 9, 2007	PRC	100%	Kindergarten
Nanjing Yuhuatai District Kindergarten of Stars (“Nanjing Kindergarten”)	February 20, 2009	PRC	100%	Kindergarten
Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational Consulting
Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational Consulting
Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational Consulting
Variable interest entity of the Company:
Beijing New Oriental Education & Technology (Group) Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services
Schools and subsidiaries of New Oriental China:
Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language and post- secondary education
Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language education
Guangzhou Haizhu District Privately-Funded New Oriental Training School (“Guangzhou Haizhu School”) (a)	September 8, 2000	PRC	N/A	Language education
Guangzhou New Oriental Training School (“Guangzhou School”) (a)	August 20, 2013	PRC	N/A	Language education
Guangzhou Panyu District Privately-Funded New Oriental Training Centre (“Guangzhou Panyu School”) (a)	June 19, 2013	PRC	N/A	Language education
Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language education
Tianjin New Oriental Training School	August 21, 2002	PRC	N/A	Language education
Xi’an Yanta District New Oriental Training School	November 26, 2002	PRC	N/A	Language education
Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language education
Shenzhen New Oriental Training School	October 15, 2003	PRC	N/A	Language education
Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	N/A	Language education
Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language education
Chengdu New Oriental School	August 18, 2003	PRC	N/A	Language education
Xiangyang New Oriental Training School	October 26, 2004	PRC	N/A	Language education
Changsha Furong District New Oriental Training School	May 25, 2005	PRC	N/A	Language education
Jinan New Oriental School	May 31, 2005	PRC	N/A	Language education
Taiyuan New Oriental Training School	April 20, 2005	PRC	N/A	Language education
Ha’er Bin Nangang District New Oriental Training School	May 20, 2005	PRC	N/A	Language education
Changchun New Oriental Training School	July 26, 2005	PRC	N/A	Language education
Hangzhou New Oriental Advanced Study School (“Hangzhou School”) (b)	July 21, 2005	PRC	N/A	Language education
Fuyang New Oriental Training School (“Fuyang School”) (b)	October 22, 2012	PRC	N/A	Language education
Zhengzhou New Oriental Training School	July 19, 2005	PRC	N/A	Language education
Zhuzhou New Oriental Training School	April 30, 2006	PRC	N/A	Language education
Shijiazhuang New Oriental School	April 3, 2006	PRC	N/A	Language education
Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language education
Anshan New Oriental Training School	June 13, 2006	PRC	N/A	Language education
Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	N/A	Language education
Kunming Xishan New Oriental School	June 13, 2006	PRC	N/A	Language education
Wuxi New Oriental Advanced Study School	August 14, 2006	PRC	N/A	Language education
Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	N/A	Language education
Schools and subsidiaries of New Oriental China:
Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	N/A	Language education
Yichang Wujiagang District Yichang New Oriental School	January 1, 2006	PRC	N/A	Language education
Jingzhou New Oriental School	April 10, 2007	PRC	N/A	Language education
Dalian New Oriental Training School	June 12, 2007	PRC	N/A	Language education
Huangshi New Oriental Training School	March 17, 2008	PRC	N/A	Language education
Ningbo New Oriental School	April 16, 2008	PRC	N/A	Language education
Lanzhou Chengguan District New Oriental School	March 19, 2008	PRC	N/A	Language education
Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language education
Qingdao New Oriental Language Training School	August 5, 2008	PRC	N/A	Language education
Nanning New Oriental Education Training School	September 18, 2008	PRC	N/A	Language education
Xuzhou New Oriental Advanced Study School	March 31, 2009	PRC	N/A	Language education
Xiangtan Yuhu District New Oriental School	July 15, 2010	PRC	N/A	Language education
Zhenjiang New Oriental School	July 19, 2010	PRC	N/A	Language education
Luoyang New Oriental School	November 25, 2010	PRC	N/A	Language education
Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	N/A	Language education
Jilin Chuanying District New Oriental School	March 17, 2011	PRC	N/A	Language education
Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	N/A	Language education
Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	N/A	Language education
Foshan New Oriental School	September 1, 2011	PRC	N/A	Language education
Tangshan Lubei District New Oriental School	May 25, 2011	PRC	N/A	Language education
Urumqi New Oriental School	May 22, 2011	PRC	N/A	Language education
Shiyan New Oriental School	May 23, 2011	PRC	N/A	Language education
Changchun Tongwen Gaokao Training School (“Tongwen Gaokao”)	October 27, 2008	PRC	N/A	College admission examination training
Changchun Tongwen Senior High School (“Tongwen High School”)	October 27, 2008	PRC	N/A	Primary secondary school education
China Management Software Institute (“CMSI”)	September 1, 2012	PRC	N/A	Higher education
Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary secondary school education
Beijing Changping New Oriental Foreign Language School (“Changping school”)	July 19, 2010	PRC	N/A	Primary secondary school education
Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Sales of educational materials and products
Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Sales of educational materials and products
Schools and subsidiaries of New Oriental China:
Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	N/A	Sales of educational materials and products
Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	N/A	Sales of educational materials and products
Shenyang new Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 18, 2003	PRC	N/A	Sales of educational materials and products
Guangzhou Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	N/A	Sales of educational materials and products
Wuhan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 16, 2003	PRC	N/A	Sales of educational materials and products
Xi’an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	N/A	Sales of educational materials and products
Shanghai Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 28, 2003	PRC	N/A	Sales of educational materials and products
Nanjing New Oriental Dogwood Bookstore Products Co., Ltd.	April 21, 2003	PRC	N/A	Sales of educational materials and products
Tianjin Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 15, 2003	PRC	N/A	Sales of educational materials and products
Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	N/A	Sales of educational materials and products
Changsha New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	April 3, 2006	PRC	N/A	Sales of educational materials and products
Ha’er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	N/A	Sales of educational materials and products
Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	N/A	Sales of educational materials and products
Zhengzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	August 9, 2006	PRC	N/A	Sales of educational materials and products
Hefei Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 22, 2006	PRC	N/A	Sales of educational materials and products
Fuzhou Gulou District Dogwood Bookstore & Audio-Visual Products Co., Ltd	August 26, 2009	PRC	N/A	Sales of educational materials and products
Hangzhou Dogwood Bookstore Products Co., Ltd	July 25, 2007	PRC	N/A	Sales of educational materials and products
Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 14, 2007	PRC	N/A	Sales of educational materials and products
Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 21, 2007	PRC	N/A	Sales of educational materials and products
Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	March 25, 2008	PRC	N/A	Sales of educational materials and products
Jinan Dogwood Bookstore & Audio-Visual Products Co., Ltd	April 21, 2008	PRC	N/A	Sales of educational materials and products
Schools and subsidiaries of New Oriental China:
Lanzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	October 28, 2008	PRC	N/A	Sales of educational materials and products
Shijiazhuang New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2009	PRC	N/A	Sales of educational materials and products
Ningbo Haishu New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	May 31, 2010	PRC	N/A	Sales of educational materials and products
Suzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	June 1, 2010	PRC	N/A	Sales of educational materials and products
Qingdao New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2010	PRC	N/A	Sales of educational materials and products
Xuzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 29, 2010	PRC	N/A	Sales of educational materials and products
Urumqi Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 13, 2011	PRC	N/A	Sales of educational materials and products
Xiamen New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	December 8, 2011	PRC	N/A	Sales of educational materials and products
Hohhot Dogwood Bookstore & Audio-Visual Products Co., Ltd	February 7, 2012	PRC	N/A	Sales of educational materials and products
Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Consulting
Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Consulting
Shandong New Oriental Vision Overseas Consultancy Co., Ltd.	September 8, 2011	PRC	N/A	Consulting
Beijing New Oriental Dogwood Advertisement Co., Ltd. (“Dogwood Advertisement”)	January 20, 2004	PRC	N/A	Advertising
Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	On-line education
Beijing Dianshijingwei Technology Company Limited (“Beijing Dianshijingwei”)	January 14, 2014	PRC	N/A	Educational consulting and software development
Leci Internet Technology (Beijing) Company Limited (“Leci Internet”)	February 11, 2014	PRC	N/A	Educational consulting and software development

(a)	Guangzhou School and Guangzhou Panyu School were newly established in the year ended May 31, 2014. Although they are separate legal entities, from perspective of the Group’s internal management, they together with Guangzhou Haizhu School are considered as one school since they are operated by the same local management in Guangzhou.

(b)	Although Fuyang School is a separate legal entity, from perspective of the Group’s internal management, Fuyang School and Hangzhou School are considered as one school since they are operated by the same local management in Hangzhou.

The VIE arrangements

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside China. The Company’s offshore holding companies are not educational institutions and do not provide educational services outside China. In addition, in the PRC, foreign ownership of high schools for students in grades ten to twelve is restricted and foreign ownership of primary and middle schools for students in grades one to nine is prohibited. Accordingly, the Company’s offshore holding companies are not allowed to directly own and operate schools in China. The Company conducts substantially all of its education business in China through contractual arrangements with its VIE, New Oriental China and its schools and subsidiaries. Since the operations of New Oriental China and the schools are closely interrelated and almost indistinguishable from one another, the risks and rewards associated with their operations are substantially the same. In addition, the Company consolidates New Oriental China, its schools and subsidiaries as disclosed. Therefore, the Company aggregates the disclosures related to New Oriental China and New Oriental China’s schools and subsidiaries as variable interest entities and referred to them as “the VIE” in the Company’s consolidated financial statements. The VIE holds the requisite licenses and permits necessary to conduct the Company’s education business. In addition, the VIE holds leases and other assets necessary to operate the Company’s schools and learning centers, employs teachers and generates substantially all of the Company’s revenues. The Company and its wholly owned subsidiaries in China (the “WFOEs”) have entered into the following contractual arrangements with New Oriental China, New Oriental China’s schools and subsidiaries and New Oriental China’s shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE, the Company believes the Company’s rights under the terms of the exclusive option agreement provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the Company’s rights under the exclusive option agreement, for which Mr. Michael Minhong Yu (“Mr. Yu”)’s consent is not required. The Company’s rights under the exclusive option agreement give the Company the power to control the shareholder of New Oriental China and thus the power to direct the activities that most significantly impact the schools’ economic performance given that New Oriental China has the power to direct the activities of the schools via its sponsorship interest. In addition, the Company’s rights under the power of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIE’s economic performance. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE.

The VIE arrangements - continued

Service agreements. There are four types of service agreements: (i) trademark license agreements, (ii) new enrollment system development service agreements, (iii) other operating service agreements, and (iv) sale of educational software agreements.

(i) Trademark license agreements. Pursuant to the trademark license agreement dated May 13, 2006 between the Company as the licensor and New Oriental China as the licensee, the Company has licensed the trademarks to New Oriental China for its use in China. The Company has also allowed New Oriental China to enter into sub-license agreements with its schools and subsidiaries pursuant to which each of the schools and subsidiaries may use the trademarks in China by paying license fees. This license is valid from May 14, 2006 to December 31, 2050, subject to the renewal every ten years upon the expiration of the trademark registration. Pursuant to the second trademark license agreement dated December 20, 2010 entered into between Shanghai Smart Words as the licensor and a subsidiary of New Oriental China as the licensee, Shanghai Smart Words has granted a license to a subsidiary of New Oriental China to use certain trademarks for a license fee equal to 5% of the licensee’s monthly revenues. The term of this license is two years and is automatically renewed unless otherwise terminated by Shanghai Smart Words.

(ii) New enrollment system development service agreements. Beijing Decision has entered into new enrollment system development service agreements with the schools of New Oriental China, under which Beijing Decision agreed to provide new enrollment system development and regular maintenance services to those schools of New Oriental China for a fee equal to the applicable fee rate multiplied by the number of new student enrollments. These agreements can be renewed by both parties to the agreements.

(iii) Other operating service agreements. Pursuant to operating service agreements between certain WFOEs and the schools or the subsidiaries of New Oriental China, the WFOEs have agreed to provide certain operating services to the schools or the subsidiaries of New Oriental China for fees that are calculated based on a percentage, ranging from 1.0% to 6.0%, of respective revenues of each of the schools and subsidiaries. A majority of these agreements provide unlimited two-year or five-year automatic renewal without consent of the WFOEs. The remaining agreements can be renewed by both parties to the agreements.

(iv) Sale of educational software agreements. Seven WFOEs, namely Beijing Hewstone, Beijing Pioneer, Beijing Smart Wood, Shanghai Smart Words, Beijing Joy Tend, Beijing Magnificence and Beijing Top, entered into agreements whereby the WFOEs sells various self-developed educational software to the schools or subsidiaries of New Oriental China. Except for four agreements that are silent on renewal, these agreements provide unlimited two-year automatic renewal terms, and schools and subsidiaries of New Oriental China cannot terminate the agreements without the consent of the WFOEs in China.

The VIE arrangements - continued

Equity pledge agreement. Pursuant to the equity pledge agreements dated May 25, 2006 among New Oriental China, all of the shareholders of New Oriental China, Beijing Hewstone and Beijing Decision, each shareholder of New Oriental China agreed to pledge his or its equity interest in New Oriental China to Beijing Hewstone and Beijing Decision to secure the performance of the VIE’s obligations under the existing service agreements and any such agreements to be entered into in the future. The shareholders of New Oriental China agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in New Oriental China without the prior written consent of Beijing Decision and Beijing Hewstone.

In January 2012, ten former shareholders of New Oriental China completed the transfer, for no consideration, of all of their equity interests in New Oriental China to Century Friendship, a PRC domestic enterprise controlled by the Company’s founder, chairman and chief executive officer, Mr. Yu. Prior to the transfer, Century Friendship had held 53% of the equity interests in the New Oriental China while the ten former shareholders of New Oriental China held the remaining equity interests. In connection to the transfer, five new equity pledge agreements dated April 23, 2012 were entered into among New Oriental China, Century Friendship and five WFOEs, whereby Century Friendship has agreed to pledge all of its equity interests in New Oriental China to the WFOEs to secure the VIE’s performance of their obligations under the trademark license agreements, new enrollment system development service agreements, other operating service agreements and sale of educational software agreements. Century Friendship has agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on its equity interests in New Oriental China without the prior written consents of the WFOEs. The terms of the April 2012 equity pledge agreements are substantially the same as the 2006 agreements.

Exclusive option agreement. Pursuant to the exclusive option agreements entered into on various dates, as amended on May 25, 2006, among the Company, New Oriental China and its shareholders, the shareholders of New Oriental China are obligated to sell to the Company, and the Company have an exclusive, irrevocable and unconditional right to purchase, or cause the shareholders of New Oriental China to sell to the Company’s designated party, in the Company’s sole discretion, part or all of the shareholders’ equity interests in New Oriental China when and to the extent that applicable PRC law permits the Company to own part or all of such equity interests in New Oriental China. In addition, pursuant to the exclusive option agreements, the Company has an exclusive, irrevocable and unconditional right to request any existing shareholder of New Oriental China to transfer all or part of the equity interest in New Oriental China held by such shareholder to another PRC person or entity designated by the Company at any time in the discretion. The price to be paid by the Company or a PRC person or entity designated by the WFOEs will be the minimum amount of consideration permitted by applicable PRC law at the time when such share transfer occurs. As a result of the ten former shareholders of New Oriental China transferring all of their equity interests in New Oriental China to Century Friendship in January 2012, Century Friendship executed a new option agreement with Shanghai Smart Words and New Oriental China on April 23, 2012. The terms of this new option agreement are substantially the same as the 2006 agreements.

The VIE arrangements - continued

Power of Attorney. On December 3, 2012, Century Friendship, in the capacity of the sole shareholder of New Oriental China, executed a proxy agreement and power of attorney with Beijing Pioneer, which is one of the Company’s wholly owned subsidiaries in China, and New Oriental China, whereby Century Friendship irrevocably appoints and constitutes Beijing Pioneer as its attorney-in-fact to exercise on Century Friendship’s behalf any and all rights that Century Friendship has in respect of its equity interests in New Oriental China. This proxy agreement and power of attorney became effective on December 3, 2012 and replaces the powers of attorney executed by Century Friendship on April 23, 2012. The proxy agreement and power of attorney will remain effective as long as New Oriental China exists. Century Friendship does not have the right to terminate the proxy agreement and power of attorney or revoke the appointment of the attorney-in-fact without the prior written consent of Beijing Pioneer.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with New Oriental China and its current shareholder are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries;

•	discontinue or restrict the operations of any related-party transactions among the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries;

•	limit the Group’s business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries may not be able to comply;

•	require the Company or the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries to restructure the relevant ownership structure or operations; or

•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The Company’s ability to conduct its education business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate New Oriental China and its schools and subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over New Oriental China and its schools and subsidiaries and its shareholder, and it may lose the ability to receive economic benefits from New Oriental China and its schools and subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the WFOEs or New Oriental China or its schools or subsidiaries.

The VIE arrangements - continued

Risks in relation to the VIE structure - continued

Mr. Yu is the controlling shareholder of Century Friendship, which owns all of the equity interests in New Oriental China and Mr. Yu is also a beneficial owner of the Company. The interests of Mr. Yu as the beneficial owner of New Oriental China may differ from the interests of the Company as a whole, since Mr. Yu is only one of the beneficial shareholders of the company, holding 16.57% of the total common shares outstanding as of May 31, 2014. The Company cannot assure that when conflicts of interest arise, Mr. Yu will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Yu may encounter in his capacity as a beneficial owner and director of New Oriental China, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company believes Mr. Yu will not act contrary to any of the contractual arrangements and the exclusive option agreement provides the Company with a mechanism to remove Mr. Yu as a beneficial shareholder of New Oriental China should he act to the detriment of the Company. The Company relies on Mr. Yu, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Yu, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

In addition, the current sole shareholder of the New Oriental China is also a beneficial owner of the Company and therefore has no current interest in seeking to act contrary to the contractual arrangements. However, to further protect the investors’ interest from any risk that the shareholders of the New Oriental China may act contrary to the contractual arrangements, the Company, through Beijing Pioneer, entered into an irrevocable power of attorney with Century Friendship on December 3, 2012, which replaces the powers of attorney executed by Century Friendship on April 23, 2012. Through the power of attorney, Century Friendship entrusted Beijing Pioneer as its proxy to exercise its rights as the shareholder of New Oriental China with respect to an aggregate of 100% of the equity interests in New Oriental China.

The VIE arrangements - continued

Risks in relation to the VIE structure - continued

The following financial statement balances and amounts of the VIE, including discontinued operations, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the offshore companies, WFOEs, VIE and VIE’s subsidiaries and schools in the Group:

	As of May 31,
	2013	2014
	US$	US$
Total current assets	624,725	717,780
Total non-current assets	261,416	328,877

Total assets	886,141	1,046,657

Total current liabilities	462,031	548,787
Total non-current liabilities	6,354	1,722

Total liabilities	468,385	550,509

	Years ended May 31,
	2012	2013	2014
	US$	US$	US$
Net revenues	750,384	951,634	1,121,205
Net income	158,796	206,413	266,497
Net cash provided by operating activities	238,037	299,821	371,458
Net cash used in investing activities	(150,401)	(213,403)	(240,427)
Net cash provided by financing activities	—	—	—

The VIE contributed an aggregate of 97.2%, 99.0% and 98.4% of the consolidated net revenues for the years ended May 31, 2012, 2013 and 2014, respectively. The Company’s operations not conducted through contractual arrangements with the VIE primarily consist of its kindergarten programs and the leasing of its commercial property. As of the fiscal years ended May 31, 2013 and 2014, the VIE accounted for an aggregate of 65.5% and 65.3%, respectively, of the consolidated total assets, and 94.4% and 95.3%, respectively, of the consolidated total liabilities. The assets were not associated with the VIE primarily consist of cash and cash equivalents, prepaid expenses, short-term investments and long-term investments.

The VIE arrangements - continued

Risks in relation to the VIE structure - continued

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholder of the VIE or entrustment loans to the VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 23 for disclosure of restricted net assets.